FINANCIAL INSTRUMENTS CLASSIFICATION	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial instruments [text block]
31	FINANCIAL INSTRUMENTS CLASSIFICATION

The table below shows the carrying amounts of the financial assets and liabilities captions in the consolidated statement of financial position, by categories as defined under IAS 39:

	At December 31, 2017							At December 31, 2016
	Financial assets and liabilities measured at fair value							Financial assets and liabilities measured at fair value
	Held for trading or hedging	Designated at inception	Loans and receivables	Investments available for-sale	Investments held-to- maturity	Liabilities at amortized cost	Total	Held for trading or hedging	Designated at inception	Loans and receivables	Investments available for-sale	Investments held-to- maturity	Liabilities at amortized cost	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Assets

Cash and due from banks	–	–	23,221,987	–	–	–	23,221,987	–	–	16,645,769	–	–	–	16,645,769
Cash collateral, reverse repurchase agreements and securities borrowings	–	–	7,480,420	–	–	–	7,480,420	–	–	10,919,624	–	–	–	10,919,624
Trading securities	4,024,737	–	–	–	–	–	4,024,737	4,015,019	–	–	–	–	–	4,015,019
Available-for-sale investments	–	–	–	24,423,891	–	–	24,423,891	–	–	–	18,685,667	–	18,685,667	18,685,667
Held-to-maturity Investments	–	–	–	–	4,413,373	–	4,413,373	–	–	–	–	5,118,420	–	5,118,420
Loans, net	–	–	95,977,277	–	–	–	95,977,277	–	–	90,561,768	–	–	–	90,561,768
Financial assets designated at fair value through profit or loss	–	537,685	–	–	–	–	537,685	–	459,099	–	–	–	–	459,099
Premiums and other policies receivable	–	–	656,829	–	–	–	656,829	–	–	643,224	–	–	–	643,224
Accounts receivable from reinsurers and coinsurers	–	–	715,695	–	–	–	715,695	–	–	454,187	–	–	–	454,187
Due from customers on acceptances	–	–	532,034	–	–	–	532,034	–	–	491,139	–	–	–	491,139
Other assets, Note 12	701,826	–	1,759,125	–	–	–	2,460,951	942,602	–	1,286,082	–	–	–	2,228,684
	4,726,563	537,685	130,343,367	24,423,891	4,413,373	–	164,444,879	4,957,621	459,099	121,001,793	18,685,667	5,118,420	–	150,222,600

Liabilities

Deposits and obligations	–	–	–	–	–	97,170,411	97,170,411	–	–	–	–	–	85,916,387	85,916,387
Payables from repurchase agreements and security lendings	–	–	–	–	–	13,415,843	13,415,843	–	–	–	–	–	15,127,999	15,127,999
Due to banks and correspondents	–	–	–	–	–	7,996,889	7,996,889	–	–	–	–	–	7,493,916	7,493,916
Banker’s acceptances outstanding	–	–	–	–	–	532,034	532,034	–	–	–	–	–	491,139	491,139
Financial liabilities at fair value through profit or loss	168,089	–	–	–	–	–	168,089	209,520	–	–	–	–	–	209,520
Accounts payable to reinsurers and coinsurers	–	–	–	–	–	235,185	235,185	–	–	–	–	–	233,892	233,892
Bonds and Notes issued	7,986,539	–	–	–	–	8,255,718	16,242,257	8,412,515	–	–	–	–	7,527,088	15,939,603
Other liabilities, Note 12	636,762	–	–	–	–	3,236,251	3,873,013	673,015	–	–	–	–	2,540,980	3,213,995
	8,791,390	–	–	–	–	130,842,331	139,633,721	9,295,050	–	–	–	–	119,331,401	128,626,451